Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 7,079,589	$ 8,669,218
Less: accumulated depreciation	2,393,266	1,576,183
Property, plant and equipment, net	4,686,323	7,093,035
Building [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross		1,488,396
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	77,611	76,365
Furniture, fixture, and office and medical equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	262,664	271,009
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	542,514	665,546
Laboratory equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	4,058,538	4,029,640
Motor vehicle [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	239,093	239,093
Assets in construction [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	$ 1,899,169	$ 1,899,169